Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 46,863,845		¥ 33,907,767
Available-for-sale debt securities, Gross unrealized gains	313,191		343,331
Available-for-sale debt securities, Gross unrealized losses	59,223		50,895
Available-for-sale debt securities, Fair value	47,117,813		34,200,203
Held-to-maturity debt securities, Amortized cost	3,903,763		4,165,781
Held-to-maturity debt securities, Gross unrealized gains	50,452		43,847
Held-to-maturity debt securities, Gross unrealized losses	15,072		31,734
Held-to-maturity debt securities, Fair value	3,939,143		4,177,894
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	35,166,245		23,308,538
Available-for-sale debt securities, Gross unrealized gains	147,844		185,302
Available-for-sale debt securities, Gross unrealized losses	40,878		30,961
Available-for-sale debt securities, Fair value	35,273,211		23,462,879
Held-to-maturity debt securities, Amortized cost	1,100,447		1,100,574
Held-to-maturity debt securities, Gross unrealized gains	23,033		29,856
Held-to-maturity debt securities, Gross unrealized losses
Held-to-maturity debt securities, Fair value	1,123,480		1,130,430
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	3,719,205		2,938,743
Available-for-sale debt securities, Gross unrealized gains	15,123		16,279
Available-for-sale debt securities, Gross unrealized losses	2,815		2,202
Available-for-sale debt securities, Fair value	3,731,513		2,952,820
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,854,037		2,936,110
Available-for-sale debt securities, Gross unrealized gains	84,707		107,406
Available-for-sale debt securities, Gross unrealized losses	11,781		6,028
Available-for-sale debt securities, Fair value	2,926,963		3,037,488
Held-to-maturity debt securities, Amortized cost	233,883		151,555
Held-to-maturity debt securities, Gross unrealized gains	2,262		243
Held-to-maturity debt securities, Gross unrealized losses	2,795		689
Held-to-maturity debt securities, Fair value	233,350		151,109
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,123,271		1,261,586
Available-for-sale debt securities, Gross unrealized gains	11,400		12,445
Available-for-sale debt securities, Gross unrealized losses	401		1,205
Available-for-sale debt securities, Fair value	1,134,270		1,272,826
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,459,062		1,460,641
Available-for-sale debt securities, Gross unrealized gains	9,119		3,083
Available-for-sale debt securities, Gross unrealized losses	1,051		4,331
Available-for-sale debt securities, Fair value	1,467,130		1,459,393
Held-to-maturity debt securities, Amortized cost	411,024		737,242
Held-to-maturity debt securities, Gross unrealized gains	18,590		10,478
Held-to-maturity debt securities, Gross unrealized losses	0	[1]	3,012	[2]
Held-to-maturity debt securities, Fair value	429,614		744,708
Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	4,849		8,215
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	435,975		379,234
Available-for-sale debt securities, Gross unrealized gains	29,502		6,110
Available-for-sale debt securities, Gross unrealized losses	912		3,089
Available-for-sale debt securities, Fair value	464,565		382,255
Held-to-maturity debt securities, Amortized cost	111,750		146,039
Held-to-maturity debt securities, Gross unrealized gains	4,846		2,993
Held-to-maturity debt securities, Gross unrealized losses	0	[1]	317	[2]
Held-to-maturity debt securities, Fair value	116,596		148,715
Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	1,920		3,178
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,373,450		1,461,083
Available-for-sale debt securities, Gross unrealized gains	11,685		9,516
Available-for-sale debt securities, Gross unrealized losses	650		1,123
Available-for-sale debt securities, Fair value	1,384,485		1,469,476
Held-to-maturity debt securities, Amortized cost	2,046,659		2,030,371
Held-to-maturity debt securities, Gross unrealized gains	1,721		277
Held-to-maturity debt securities, Gross unrealized losses	12,277		27,716
Held-to-maturity debt securities, Fair value	2,036,103		2,002,932
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	168,528		161,832	[3]
Available-for-sale debt securities, Gross unrealized gains	3,780		3,190	[3]
Available-for-sale debt securities, Gross unrealized losses	730		1,956	[3]
Available-for-sale debt securities, Fair value	171,578		163,066	[3]
Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value			¥ 86,734
Commercial Paper [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	564,072
Available-for-sale debt securities, Gross unrealized gains	31
Available-for-sale debt securities, Gross unrealized losses	5
Available-for-sale debt securities, Fair value	¥ 564,098

[1]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,849 million and ¥1,920 million, respectively, at March 31, 2021 and are not included in the table above.
[2]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥8,215 million and ¥3,178 million, respectively, at March 31, 2020 and are not included in the table above.
[3]	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.